WARRANTS	12 Months Ended
Dec. 31, 2025
WARRANTS
WARRANTS
7	WARRANTS

The following are continuities of the Company’s warrants:

		Warrants
		issued as part of
Number of Warrants		convertible debt
January 1, 2024	Balance	979,048
December 31, 2024	Balance	979,048

January 1, 2025	Balance	979,048
December 31, 2025	Balance	979,048

7	WARRANTS (CONTINUED)

Each unit consists of the following characteristics:

Warrants
issued as part of
convertible debt
Number of shares	1
Number of Warrants	—
Exercise price of unit (CAD)	9.28

Warrants issued upon completion of Financing Arrangement

On September 5, 2022, the Company issued 979,048 warrants, each exercisable at CAD 9.28 for one common share and expiring five years from issuance. The warrants include acceleration clauses based on the Company’s share price performance, which may result in partial or full expiry if not exercised within a specified period. As the combined fair value of the host debt liability and derivative liability exceeded the transaction price, no value was allocated to the warrants in equity.